OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Receivables Abstract
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 8: -	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2021	2020

Government authorities	$275	$207
Grant receivables	-	643
Patent cost reimbursement	603	1,078
Accrued bank interests	7	18
Prepaid expenses	1,681	1,308
Restricted cash	77	47
Other	8	71

	$2,651	$3,372